Commitments, Guarantees and Contingent Liabilities (Tables)	6 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers	As of March 31, 2025 and September 30, 2025, the amounts due are as follows:

	Millions of yen
	March 31, 2025	September 30, 2025
Within one year	¥5,809	¥5,812
More than one year	7,660	6,113

Total	¥13,469	¥11,925

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts	The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2025 and September 30, 2025:

	March 31, 2025			September 30, 2025
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥558,862	¥5,223	2031	¥570,319	¥5,565	2032
Transferred loans	543,453	6,918	2062	550,686	8,535	2062
Real estate loans	8,408	135	2048	3,214	0	2026
Other	13,261	0	2044	15,411	0	2043

Total	¥1,123,984	¥12,276	—	¥1,139,630	¥14,100	—

Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions
Collateral—
Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 10 “Variable Interest Entities”, the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2025 and September 30, 2025:

	Millions of yen
	March 31, 2025	September 30, 2025
Lease payments, loans and investment in operating leases	¥301,092	¥294,204
Investment in securities	299,588	338,366
Property under facility operations	303,491	345,472
Other assets and other	115,982	165,832

Total	¥1,020,153	¥1,143,874